Fair Value Measurement - Additional Information (Detail) $ in Thousands	May 31, 2024 USD ($) yr
Fair Value Measurements [Line Items]
Amount transfer from level 1 to level 2 | $	$ 0
Minimum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	34.4
Minimum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	14
Minimum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	2.6
Maximum [Member] | Measurement Input, Price Volatility [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	94.9
Maximum [Member] | Measurement Input, Discount Rate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	24
Maximum [Member] | Measurement Input, Expected Term [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements [Line Items]
Available for sale investments, Measurement input	4